CERTAIN TRANSACTIONS (Details 1)	3 Months Ended		3 Months Ended
	Mar. 31, 2015 EUR (€)	Mar. 31, 2015 Collaborative Arrangement With Eagle Pharmaceuticals [Member] USD ($)	Mar. 31, 2015 Auspex [Member] USD ($)	Mar. 31, 2015 Auspex [Member] ProFormaMember USD ($)
Business Acquisition [Line Items]
Business Acquisition Date Of Acquisition Agreement1			Mar. 30, 2015
Business Acquisition Share Price			$ 101
Business Combination Equity Value				$ 3,500,000,000
Collaborative Arrangement Upfront Cash Payment		30,000,000
CollaborativeArrangementAdditionalMilestonePaymentsMaximumAmount		90,000,000
Proceeds From Issuance Of Senior Long Term Debt	€ 2,000,000,000